Available- for- Sale Investment Measured at Fair Value on Recurring Basis Using Significant Level 3 Inputs (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Balance at issuance date/beginning of year	¥ 3,742,271	$ 544,290	¥ 16,357,737
Fair value change on warrants liability recognized in other comprehensive income	(2,251,427)	(327,456)	(12,615,466)
Balance at the end of the year	¥ 1,490,844	$ 216,834	¥ 3,742,271